Reynders, McVeigh Core Equity Fund
Schedule of Investments
April 30, 2024 (Unaudited)
COMMON STOCKS — 98.88% Shares Fair Value
Canada — 2.04%
Industrials — 2.04%
Canadian National Railway Co. 12,785 $ 1,552,610
Denmark — 7.21%
Energy — 1.63%
Vestas Wind Systems A/S
(a)
45,700 1,239,727
Health Care — 3.90%
Novo Nordisk A/S, Class B - ADR 23,138 2,968,837
Materials — 1.68%
Novozymes A/S, Class B
(a)
22,904 1,278,272
Total Denmark 5,486,836
France — 8.00%
Consumer Staples — 1.43%
L'Oreal SA
(a)
2,332 1,084,828
Industrials — 6.57%
Nexans SA
(a)
17,500 1,900,938
Schneider Electric SE 13,425 3,095,804
4,996,742
Total France 6,081,570
Germany — 2.18%
Consumer Discretionary — 2.18%
Volkswagen AG
(a)
13,500 1,660,500
Ireland — 5.15%
Consumer Discretionary — 1.65%
Aptiv PLC
(a)
17,700 1,256,700
Health Care — 3.50%
Medtronic PLC 17,700 1,420,248
Perrigo Co. PLC 38,000 1,241,080
2,661,328
Total Ireland 3,918,028
Norway — 1.30%
Industrials — 1.30%
Tomra Systems ASA 79,382 989,100
Switzerland — 5.51%
Consumer Staples — 2.20%
Nestle SA - ADR 16,600 1,669,960

Reynders, McVeigh Core Equity Fund
Schedule of Investments (continued)
April 30, 2024 (Unaudited)
COMMON STOCKS — 98.88% - continued Shares Fair Value
Health Care — 3.31%
Alcon, Inc. 20,000 $ 1,551,600
CRISPR Therapeutics AG
(a)
18,300 969,717
2,521,317
Total Switzerland 4,191,277
United Kingdom — 2.19%
Technology — 2.19%
RELX PLC - ADR 40,500 1,668,195
United States — 65.30%
Communications — 4.70%
T-Mobile US, Inc. 9,150 1,502,156
Uber Technologies, Inc.
(a)
31,300 2,074,251
3,576,407
Consumer Discretionary — 3.32%
Interface, Inc. 85,000 1,299,650
Tesla, Inc.
(a)
6,700 1,227,976
2,527,626
Consumer Staples — 2.30%
McCormick & Co., Inc. 23,000 1,749,380
Energy — 0.77%
Enphase Energy, Inc.
(a)
5,360 582,954
Financials — 0.76%
SoFi Technologies, Inc.
(a)
85,000 576,300
Health Care — 9.38%
Abbott Laboratories 17,812 1,887,538
Becton, Dickinson and Co. 7,577 1,777,564
Danaher Corp. 7,199 1,775,417
Illumina, Inc.
(a)
4,799 590,517
Vertex Pharmaceuticals, Inc.
(a)
2,800 1,099,868
7,130,904
Industrials — 13.14%
Carrier Global Corp. 47,100 2,896,179
NEXTracker, Inc.
(a)
13,000 556,270
Rockwell Automation, Inc. 7,201 1,951,183
Veralto Corp. 19,266 1,804,839
Vertiv Holdings Co., Class A 15,000 1,395,000
Xylem, Inc. 10,633 1,389,733
9,993,204
Materials — 4.73%
AptarGroup, Inc. 12,958 1,870,876
Crown Holdings, Inc. 21,000 1,723,470
3,594,346

Reynders, McVeigh Core Equity Fund
Schedule of Investments (continued)
April 30, 2024 (Unaudited)
COMMON STOCKS — 98.88% - continued Shares Fair Value
Technology — 26.20%
Analog Devices, Inc. 9,044 $ 1,814,317
Apple, Inc. 13,935 2,373,549
Automatic Data Processing, Inc. 7,100 1,717,419
Cloudflare, Inc., Class A
(a)
10,000 874,000
International Business Machines Corp. 12,150 2,019,330
MasterCard, Inc., Class A 4,634 2,090,860
Microsoft Corp. 7,275 2,832,376
NVIDIA Corp. 5,264 4,548,200
Teradyne, Inc. 14,300 1,663,376
19,933,427
Total United States 49,664,548
Total Common Stocks (Cost $54,925,128) 75,212,664
CERTIFICATES OF DEPOSIT — 0.16%
Principal
Amount Fair Value
Latino Community Credit Union, 4.20%, 12/12/2025 $ 25,000 25,000
Self Help Federal Credit Union, 2.00%, 12/20/2024 50,000 48,959
Walden Mutual Bank, 3.87%, 8/20/2024 50,000 50,000
Total Certificates of Deposit (Cost $125,000) 123,959
Total Investments — 99.04% (Cost $55,050,128) 75,336,623
Other Assets in Excess of Liabilities — 0.96% 731,253
NET ASSETS — 100.00% $ 76,067,876
(a) Non-income producing security.
ADR - American Depositary Receipt